Financial Risk Management - Summary of Capital Management (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of objectives, policies and processes for managing capital [abstract]
Short-term borrowings	¥ 23,000	¥ 22,224
Corporate bonds	142,132
Total	165,132	22,224
Total shareholders' equity	¥ 208,514	¥ 189,977	¥ 161,023	¥ 17,533